Insurance Contracts_Exposure To Non life Insurance Price Risk(Details) - KRW (₩)	Dec. 31, 2017	May 19, 2017
Non-life insurance
Disclosure Of Non Life Insurance Price Risk LineItems [Line Items]
Direct insurance	₩ 4,927,617,000,000	₩ 4,738,817,000,000
Inward reinsurance	84,056,000,000	81,311,000,000
Outward reinsurance	(829,003,000,000)	870,899,000,000
Total	4,182,670,000,000	3,949,229,000,000
General Insurance
Disclosure Of Non Life Insurance Price Risk LineItems [Line Items]
Direct insurance	906,603,000,000	908,992,000,000
Inward reinsurance	84,056,000,000	81,311,000,000
Outward reinsurance	(518,099,000,000)	579,954,000,000
Total	472,560,000,000	410,349,000,000
Automobile insurance
Disclosure Of Non Life Insurance Price Risk LineItems [Line Items]
Direct insurance	2,000,232,000,000	1,984,178,000,000
Inward reinsurance	0
Outward reinsurance	(34,579,000,000)	40,486,000,000
Total	1,965,653,000,000	1,943,692,000,000
Long-term Insurance
Disclosure Of Non Life Insurance Price Risk LineItems [Line Items]
Direct insurance	2,020,782,000,000	1,845,647,000,000
Inward reinsurance	0
Outward reinsurance	(276,325,000,000)	250,459,000,000
Total	₩ 1,744,457,000,000	₩ 1,595,188,000,000